Income Taxes (Schedule of income (loss) before income taxes by Jurisdiction) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Israel	$ (9,035)	$ (13,925)	$ (23,534)
Foreign	40	(20)	(687)
Total	$ (8,995)	$ (13,945)	$ (24,221)